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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21753
                                  ----------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

301 Oxford Valley Road, Suite 801B     Yardley, Pennsylvania          19067
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                                Gregory A. Church

Church Capital Management, LLC   301 Oxford Valley Road   Yardley, PA 19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ---------------------------

Date of fiscal year end:        November 30, 2007
                          ------------------------------------

Date of reporting period:       August 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 92.8%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 10.7%
    17,000    Boyd Gaming Corp.                                    $    694,450
     6,000    Las Vegas Sands Corp. (a)                                 598,200
    30,000    Lowe's Co., Inc.                                          931,800
    18,000    Macy's, Inc.                                              570,960
    60,000    Time Warner, Inc.                                       1,138,800
                                                                   ------------
                                                                      3,934,210
                                                                   ------------
              CONSUMER STAPLES -- 6.8%
    20,000    Archer-Daniels-Midland Co.                                674,000
    10,000    Diageo PLC - ADR                                          854,200
    15,000    Procter & Gamble Co. (The)                                979,650
                                                                   ------------
                                                                      2,507,850
                                                                   ------------
              ENERGY -- 9.8%
     5,000    Baker Hughes, Inc.                                        419,300
    20,000    Cimarex Energy Co.                                        716,200
    40,000    Nabors Industries Ltd. (a)                              1,183,600
    10,000    Royal Dutch Shell PLC - Class A - ADR                     773,500
     9,000    Weatherford International Ltd.                            525,420
                                                                   ------------
                                                                      3,618,020
                                                                   ------------
              FINANCIALS -- 17.2%
    17,500    American International Group, Inc.                      1,155,000
    35,000    Bank of America Corp.                                   1,773,800
    28,000    Citigroup, Inc.                                         1,312,640
     3,000    Goldman Sachs Group, Inc. (The)                           528,030
    17,500    JPMorgan Chase & Co.                                      779,100
    13,000    Northern Trust Corp.                                      798,980
                                                                   ------------
                                                                      6,347,550
                                                                   ------------
              HEALTH CARE -- 14.5%
    20,000    Baxter International, Inc.                              1,095,200
    15,000    Covidien Ltd. (a)                                         597,450
    16,500    Genentech, Inc. (a)                                     1,234,365
    10,000    Genzyme Corp. (a)                                         624,100
    14,000    Johnson & Johnson                                         865,060
    14,000    PerkinElmer, Inc.                                         383,740
    22,500    Pfizer, Inc.                                              558,900
                                                                   ------------
                                                                      5,358,815
                                                                   ------------
              INDUSTRIALS -- 14.9%
    42,000    General Electric Co.                                    1,632,540
    16,000    Honeywell International, Inc.                             898,400
    10,000    Ingersoll-Rand Co. Ltd.                                   519,300
     7,000    Pentair, Inc.                                             259,910
    15,000    Raytheon Co.                                              920,100
    15,000    Tyco International Ltd.                                   662,400
     8,000    United Parcel Service, Inc.                               606,880
                                                                   ------------
                                                                      5,499,530
                                                                   ------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     COMMON STOCKS (CONTINUED) -- 92.8%                       VALUE
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY -- 17.6%
    14,000    Activision, Inc. (a)                                 $    272,860
    16,000    Agilent Technologies, Inc. (a)                            582,400
    40,000    Cisco Systems, Inc. (a)                                 1,276,800
    40,000    Corning, Inc.                                             934,800
    14,000    Electronic Arts, Inc. (a)                                 741,160
    25,000    Intel Corp.                                               643,750
    35,000    Marvell Technology Group Ltd. (a)                         579,950
    28,500    Maxim Integrated Products, Inc.                           855,285
    17,500    Texas Instruments, Inc.                                   599,200
                                                                   ------------
                                                                      6,486,205
                                                                   ------------
              MATERIALS -- 1.3%
    13,000    Alcoa, Inc.                                               474,890
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $31,761,943)               $ 34,227,070
                                                                   ------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 7.4%                               VALUE
--------------------------------------------------------------------------------
 1,755,446    AIM STIT - Liquid Assets Portfolio (The)             $  1,755,446
   955,848    Fidelity Institutional Money Market
                Portfolio - Select Class                                955,848
                                                                   ------------

              TOTAL MONEY MARKET FUNDS (Cost $2,711,294)           $  2,711,294
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE -- 100.2%
                (Cost $34,473,237)                                 $ 36,938,364

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)           (63,377)
                                                                   ------------

              NET ASSETS -- 100.0%                                 $ 36,874,987
                                                                   ============

             (a)   Non-income producing security.
             ADR   American Depositary Receipt

See accompanying notes to schedule of investments.

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

================================================================================
 PAR VALUE    COMMERCIAL PAPER -- 93.2%                                VALUE
--------------------------------------------------------------------------------
$2,500,000    American Express Credit Co., 5.25%, 09/07/07         $  2,497,813
 2,000,000    American Honda Finance Corp., 5.26%, 09/05/07           1,998,831
 1,000,000    AstraZeneca PLC, 5.37%, 12/12/07                          984,785
   550,000    BMW of North America, Inc., 5.25%, 10/03/07               547,433
 2,800,000    Citigroup Funding, Inc., 5.25%, 09/04/07                2,798,775
   600,000    DaimlerChrysler AG, 5.75%, 09/04/07                       599,712
 2,900,000    Estee Lauder Cos., Inc. (The), 5.20%, 09/18/07          2,892,879
 2,000,000    General Electric Capital Co., 5.21%, 09/28/07           1,992,185
 2,600,000    General Mills, Inc., 5.85%, 09/14/07                    2,594,508
   400,000    Heinz (H.J.) Co., 6.20%, 09/10/07                         399,380
 1,200,000    International Business Machines Corp.,
                5.23%, 09/26/07                                       1,195,642
 1,200,000    International Business Machines Corp.,
                5.24%, 10/31/07                                       1,189,520
 2,500,000    Kimbery Clark Corp., 5.20%, 09/07/07                    2,497,833
 3,000,000    Kraft Foods, Inc., 5.65%, 09/04/07                      2,998,587
 3,000,000    L'Oreal USA, Inc., 5.25%, 09/27/07                      2,988,625
 3,000,000    MassMutual Financial Group, 5.25%, 09/14/07             2,994,313
 2,500,000    McGraw-Hill Cos., Inc. (The), 5.24%, 09/10/07           2,496,725
   300,000    Procter & Gamble Co. (The), 5.25%, 09/12/07               299,519
 2,600,000    Procter & Gamble Co. (The), 5.24%, 10/03/07             2,588,076
 3,000,000    Rio Tinto Ltd., 5.55%, 09/14/07                         2,993,987
 3,000,000    Salvation Army Eastern Territory (The),
                5.50%, 09/20/07                                       2,991,292
 3,000,000    Southern Co., 5.22%, 09/12/07                           2,995,215
 1,000,000    Sysco Co., 5.21%, 11/27/07                                987,409
 1,000,000    Total SA, 5.28%, 10/01/07                                 995,600
 1,500,000    Toyota Motor Credit Corp., 5.26%, 09/26/07              1,494,521
 1,500,000    Toyota Motor Credit Corp., 5.26%, 10/10/07              1,491,452
 1,700,000    UBS Finance Corp., 5.35%, 10/26/07                      1,686,105
 1,840,000    Unilever PLC, 5.25%, 10/05/07                           1,830,877
 2,800,000    YUM! Capital Co., LLC, 5.70%, 09/07/07                  2,797,340
                                                                   ------------
              TOTAL COMMERCIAL PAPER (Amortized Cost $56,818,939)  $ 56,818,939
                                                                   ------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 7.2%                               VALUE
--------------------------------------------------------------------------------
 3,053,559    AIM STIT - Liquid Assets Portfolio (The)             $  3,053,559
 1,300,469    Fidelity Institutional Money Market
                Portfolio - Select Class                              1,300,469
                                                                   ------------

              TOTAL MONEY MARKET FUNDS (Cost $4,354,028)           $  4,354,028
                                                                   ------------

              TOTAL INVESTMENTS -- 100.4%
                (Amortized Cost $61,172,967)                       $ 61,172,967

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)          (229,881)
                                                                   ------------

              NET ASSETS -- 100.0%                                 $ 60,943,086
                                                                   ============

See accompanying notes to schedule of investments.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

1.    SECURITIES VALUATION

The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued by the pricing service at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Board") of the Church Capital Investment Trust. Short-term investments with remaining maturities of 60 days or less, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2007:

                                                                 Church Capital
                                           Church Capital         Money Market
                                            Value Trust               Fund
                                          ----------------      ----------------

Cost of portfolio investments             $     34,511,299      $     61,172,967
                                          ================      ================

Gross unrealized appreciation             $      3,182,058      $             --
Gross unrealized depreciation                     (754,993)                   --
                                          ----------------      ----------------

Net unrealized appreciation               $      2,427,065      $             --
                                          ================      ================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Church Capital Value Trust is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Church Capital Investment Trust
             ---------------------------------------------------

By (Signature and Title)*  /s/ Gregory A. Church
                           -------------------------------------
                           Gregory A. Church, President

Date          October 24, 2007
      -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Gregory A. Church
                           -------------------------------------
                           Gregory A. Church, President

Date          October 24, 2007
      -----------------------------------

By (Signature and Title)*  /s/ Mark J. Seger
                           -------------------------------------
                           Mark J. Seger, Treasurer

Date          October 24, 2007
      -----------------------------------


* Print the name and title of each signing officer under his or her signature.